CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 716.4	$ 580.0
Accounts receivable, net of allowance for doubtful accounts of $217.0 and $211.6 at December 31, 2015 and 2014, respectively	1,217.9	815.7
Unbilled Contracts Receivable	156.6	0.0
Supplies inventories	191.0	139.5
Prepaid expenses and other	340.3	157.5
Deferred income taxes	40.8	0.0
Total current assets	2,663.0	1,692.7
Property, plant and equipment, net	1,747.4	786.5
Goodwill, net	6,227.7	3,099.4
Intangible assets, net	3,323.5	1,475.8
Joint venture partnerships and equity method investments	58.2	92.6
Other assets, net	201.9	154.8
Total assets	14,221.7	7,301.8
Current liabilities:
Accounts payable	497.4	282.3
Accrued expenses and other	633.1	341.4
Deferred Revenue, Current	146.1	0.0
Deferred Tax Liabilities, Net, Current	0.0	5.5
Short-term borrowings and current portion of long-term debt	424.9	347.1
Total current liabilities	1,701.5	976.3
Long-term debt, less current portion	5,992.1	2,682.7
Deferred income taxes and other tax liabilities	1,245.7	530.4
Other liabilities	323.1	274.2
Total liabilities	$ 9,262.4	$ 4,463.6
Commitments and contingent liabilities
Noncontrolling interest	$ 14.9	$ 17.7
Shareholders’ equity
Common stock, 101.3 and 84.6 shares outstanding at December 31, 2015 and 2014, respectively	12.0	10.4
Additional paid-in capital	1,974.5	0.0
Retained earnings	4,223.0	3,786.1
Less common stock held in treasury	(978.1)	(965.5)
Accumulated other comprehensive income	(287.0)	(10.5)
Total shareholders’ equity	4,944.4	2,820.5
Total liabilities and shareholders’ equity	$ 14,221.7	$ 7,301.8